SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculation of basic and diluted net income (loss) per common share (Details) - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Unrealized gain on investments held in Trust Account	$ 5,002		$ 98,582	$ 135,027
Interest and dividend income on investments held in Trust Account	8,633			8,633
Net Income (losses)	3,252,607	$ (2,418,806)	(10,850,513)	833,801
Less: Change in fair value of warrant liabilities	(7,053,334)		9,933,330	(9,280,003)
Common Class A subject to possible redemption
Unrealized gain on investments held in Trust Account	5,002		88,498	135,027
Interest and dividend income on investments held in Trust Account	8,633			8,633
Less: Income available to be withdrawn for payment of taxes	$ (13,635)			(100,209)
Net earnings attributable to Class A Common Stock subject to possible redemption				$ 43,451
Non-redeemable net loss			$ 25,708
Basic and diluted weighted average shares outstanding	50,000,000		44,885,287	50,000,000
Basic and diluted net loss per share	$ 0.00		$ 0.00	$ 0.00
Non Redeemable Common Class B [Member]
Net Income (losses)	$ 3,252,607			$ 833,801
Less: Net earnings attributable to Class A Common Stock subject to possible redemption				(43,451)
Non-redeemable net income	$ 3,252,607			$ 790,350
Basic and diluted weighted average shares outstanding	12,500,000			12,500,000
Basic and diluted net loss per share	$ 0.26			$ 0.06